Exhibit 99.15

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third-party due diligence provider, performed the review described below on behalf of its client, Bank of America, N.A. The review included a total of 1,637 newly originated residential mortgage loans, in connection with the securitization identified as OBX 2022-INV2 (the “Securitization”). The review began on February 1, 2020, and concluded in November 1, 2021.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
	i.	Income / Assets
•	Validate borrower(s) monthly gross income
•	Validate funds required to close, required reserves
•	Review file documentation for required level of income and asset verifications
ii.	Employment Status
•	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
•	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
•	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
•	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
•	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
•	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
•	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
•	Review credit report for credit history and required credit depth including any / all inquiries
•	Determine representative credit score from credit report
.
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted blow, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Recalculation of APR and Finance Charge
b.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions

c.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures:
i.	Right to Receive Copy of Appraisal

d.	National Flood Insurance Program (NFIP) Review:
i.	Adherence to flood insurance coverage
ii.	Identification of flood zones
iii.	Evidence of adequate coverage amounts

e.	Fair Credit Reporting Act (FCRA)
f.	Home Mortgage Disclosure Act (HMDA)
g.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
h.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
i.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

Valuation Review

Consolidated Analytics performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Consolidated Analytics will alert Client.

b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.

Consolidated Analytics applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third-party valuation product.

For loans reviewed in a post-close valuation review scenario (1,639 loans in total)

1,122 loans had an Automated Valuation model which was performed by Collateral Analytics. Consolidated Analytics has independent access to the Desktop Reviews ordered by the Aggregator.

498 loans had Desktop Reviews which were provided by the client (186 CDAs). Consolidated Analytics has independent access to the Desktop Reviews ordered by the Aggregator or Consolidated Analytics.

If a loan with a Desktop Review fell outside of a -10% tolerance, was inconclusive, or a PIW was present, then a Field Review, 2055 a Broker Price Opinion (BPO) along with a Reconciliation of the values or a 2nd Appraisal was completed.

1 loan had a Field Review or 2055.

Product totals may not sum due to multiple products for each loan.

Summary of Results

OVERALL RESULTS SUMMARY

After giving consideration to the grading criteria of the relevant NRSROs, 100% of the loans received a grade “B” or higher with 92.91% of the pool receiving an Overall “A” grade.

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	1521	$452,974,646	92.91%
Event Grade B	116	$36,904,152	7.03%
Event Grade C	0	$0.00	0%
Event Grade D	0	$0.00	0%
Total Sample	1637	$489,878,798	100%

Credit Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1597	97.56%
Event Grade B	40	2.44%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1637	100%

Compliance Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1597	97.56%
Event Grade B	40	2.44%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1637	100%

Valuation Results:
Event Grade	Loan Count	Percent of Sample
Event Grade A	1593	97.31%
Event Grade B	44	2.69%
Event Grade C	0	0%
Event Grade D	0	0%
Total Sample	1637	100%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	Appraisal date is greater than 120 days from Origination date.	7
		Asset Documents are Incomplete	42
		AUS is Missing	5
		AUS is Partial	6
		Borrower 2 Income Verification is less than 12 months	2
		Borrower Asset Verification is Missing	6
		Borrower Credit Report Indicator is Partial	2
		Borrower Credit Report is Missing	6
		Borrower Employment Verification does not meet guidelines	63

Borrower Employment Verification is Unavailable	3
Borrower Employment Verification Level is missing	6
Borrower Employment Verification Level is Unknown	1
Borrower Income Verification does not match Approval	47
Borrower Income Verification is less than 12 months	1
Borrower Income Verification Level is Missing	4
Borrower Liabilities Verification Indicator is Partial	63
Borrower Liabilities Verification Indicator is Missing	3
Borrower residency documentation not provided or issue with documentation	3
Borrower Transcripts are missing	3
CLTV Exceeds the AUS Maximum Allowable	11
CoBorrower Asset Verification is Missing	1
CoBorrower Asset Verification is Unknown	1
CoBorrower Credit Report Indicator is Partial	1
CoBorrower Credit Report is Missing	3
CoBorrower Employment Verification does not meet guidelines	15
CoBorrower Income Verification does not match Approval	16
CoBorrower Liabilities Verified Indicator is Missing	2
CoBorrower Liabilities Verified Indicator is Partial	2
Co-Borrower residency documentation not provided or issue with documentation	1
CoBorrower Transcript is Partial	1
DTI Exceeds AUS Maximum Allowable	83
Executed HELOC closure letter not provided.	1
FICO is less than the AUS Minimum Required	3
Final Loan Application is Missing	16

Final Loan Application is Not Executed	1
Final Loan Application is Partial	4
Flood Certificate is Missing	5
Flood Insurance Policy is Missing	2
Flood Insurance Policy is Partial	2
Fraud Report is Only Partially Available	2
Fraud Report Missing	79
Fraud Report Shows Uncleared Alerts	7
Fully Executed Purchase Contract is Missing	5
Fully Executed Purchase Contract is Partial	2
HAZARD INSURANCE CERTIFICATE MISSING	18
Hazard Insurance Coverage is Not Sufficient	4
Hazard Insurance Coverage is Not Sufficient.	45
Hazard Insurance Effective Date is after the Note Date	20
Hazard Insurance Indicator is Partial	10
HMDA Data Tape Not Provided	1536
HMDA Discrepancy(s) Noted	279
Housing history does not meet guidelines	12
Initial Credit Application is Not Executed	1
Initial Credit Application is Partial	2
Initial Loan Application is Missing	30
Insufficient cash to close.	11
Intent to Proceed is not Executed	1
Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	35
Liquid Reserves (Months) are less than AUS Minimum Required.	2
LTV Exceeds AUS Maximum Allowable	11

		Minimum Trade Line Requirement Not Met	1
		Note Document Indicator is Missing	5
		Note Document Indicator is Partial	3
		Note is not executed by all borrowers	1
		OFAC Check was not completed/Cleared.	1
		Profit and Loss Does Not Meet Guidelines	2
		Property is located in a FEMA disaster area	356
		Servicing Comments are Missing	975
		Signed 4506t is missing	1
		Title Policy is Partial	1
		Title Policy is Missing	12
		Transmittal Summary is Missing	7
		Trust Documentation Missing or Incomplete	4
		Unresolved derogatory credit	2
		Total Credit Grade (A) Exceptions:	3927
Credit	B	DTI Exceeds AUS Maximum Allowable	31
		Hazard Insurance Effective Date is after the Note Date	1
		Hazard Insurance Indicator is Partial	2
		Property is located in a FEMA disaster area	5
		Servicing Comments list impact to the borrowers related to COVID-19.	1
		Total Credit Grade (B) Exceptions:	40
Compliance	A	ATR/QM Status is Pending	105
		Charges That Cannot Increase Test	53
		Charges That In Total Cannot Increase More Than 10% Test	31
		Consummation or Reimbursement Date Validation Test	55
		eSigned Documents Consent is Missing	5

eSigned Documents Consent is Partial	1
Evidence of Rate Lock Not Provided	10
Initial Closing Disclosure Delivery Date Test	24
Initial Loan Estimate Delivery Date Finding (prior to consummation)	13
Initial Loan Estimate Delivery Date Test (from application)	21
Initial Loan Estimate Delivery Date Test (prior to consummation)	5
Intent to Proceed is Missing	15
Intent to Proceed is Partial	1
Lender Credits That Cannot Decrease Test	7
Lender did not provide ATR/QM Status Determination	1
Lender NMLS status is Not Found	2
Missing Taxpayer First Act Disclosure	12
Mortgage Loan Finding	2
Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	1
Notice of Special Flood Hazards is Missing	3
Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	10
Originator NMLS Status is Not Found	1
Per Diem Interest Amount Test	2
Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	3
Prohibited Fees Test	2
Property Flood Zone reflects property is not in a flood zone but Special Flood Zone is marked Yes	1
Qualified Mortgage APR Threshold Finding	1
Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	17

Rate Spread Home Loan	7
Regulation § 1026.43(c)(2)(ii) failure - The borrower(s) current employment status was not verified.	2
Regulation §1026.43(e)(2)(vi) failure - The Qualified Mortgage calculated DTI is greater than 43.00%.	1
Reimbursement Amount Test	49
Reimbursement Amount Validation Test	1
Reimbursement Date Test	2
Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	1
Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	2
Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	6
Revised Closing Disclosure Window Exceeded for Tolerance Baseline Reset Finding	1
Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	2
Revised Loan Estimate Delivery Date Test (prior to consummation)	1
Security Instrument Indicator is Missing	11
Security Instrument Indicator is Partial	5
Subject loan is an investment cash out. Evidence of cash-out purpose not provided.	1
The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	4
The file does not contain any copies of the Closing Disclosure(s). Unable to test for TRID tolerance.	1
The file does not contain any copies of the Loan Estimate(s). Unable to test for TRID tolerance.	6
TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	3

		TRID "Section E. Taxes and Other Government Fees" Validation Test	1
		TRID Consummation Date and Closing / Settlement Date Validation Test	5
		TRID Disclosure Delivery and Receipt Date Validation Test	6
		TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test	1
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	9
		TRID Initial Loan Estimate Date and Funding Date Validation Test	1
		TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	2
		TRID Post-Consummation Event Validation Test	1
		TRID Post-Consummation Reason for Redisclosure Validation Test	7
		TRID Post-Consummation Revised Closing Disclosure Data Validation Test	5
		TRID Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test	1
		TRID Total of Payments Test	8
		Written List of Service Providers Disclosure Date Test	9
		Total Compliance Grade (A) Exceptions:	566
Compliance	B	Charges That Cannot Increase Test	20
		Charges That In Total Cannot Increase More Than 10% Test	10
		Consummation or Reimbursement Date Validation Test	13
		Initial Closing Disclosure Delivery Date Test	1
		Initial Loan Estimate Delivery Date Test (from application)	3
		Late Fees Test	1
		Lender Credits That Cannot Decrease Test	3

		Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test	1
		Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	2
		Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test	4
		Prohibited Fees Test	3
		Qualified Mortgage Points and Fees Finding (12 CFR §1026.43(e)(3))	1
		Reimbursement Amount Test	16
		Reimbursement Date Test	1
		Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	3
		TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	1
		TRID "Section C. Services You Can Shop For / Services Borrower Did Shop For" Validation Test	1
		TRID Consummation Date and Closing / Settlement Date Validation Test	2
		TRID Disclosure Delivery and Receipt Date Validation Test	1
		TRID Initial Closing Disclosure Date and Funding Date Validation Test	3
		TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	1
		TRID Post-Consummation Reason for Redisclosure Validation Test	2
		TRID Total of Payments Test	1
		Vermont Mortgage Lender License Prohibited Fees Test	1
		Total Compliance Grade (B) Exceptions:	95
Valuation	A	Appraisal guideline violation	1
		Appraiser's License was Inactive at time of origination	1

Are all required Addendum and Exhibits in file is Incomplete	1
Are all required Addendum and Exhibits included is No	1
External Obsolescense Present Indicator is Yes	1
Informational Only - Property Inspection Waiver used at origination.	4
Is Completion Certificate in file is No	2
Origination Appraisal is Missing	47
Origination Appraisal is Partial	7
Pest Inspection Items Not Remedied	1
Post FEMA Disaster Property Inspection Shows Property Damage	1
Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	37
Third party AVM Confidence Score is less than 80%	51
Third Party AVM to appraised value exceeds 10% allowable variance	319
Third Party Desk Review variance to appraised value exceeds 10%	10
Third Party Exterior Only Appraisal variance to appraised value exceeds 10%	1
Third Party Full Appraisal variance to appraised value exceeds 10%	1
Third Party Second Field Review variance to appraised value exceeds 10%	1
Third Party Valuation Product not Provided	294
Third Party Valuation Product Not Provided and CU Score is Greater Than 2.5	53
Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	55
Third Party Valuation Product not Provided.	7

		Title Issues Present	6
		Total Valuation Grade (A) Exceptions:	902
Valuation	B	Informational Only - Property Inspection Waiver used at origination.	43
		Origination Appraisal is Missing	1
		Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	4
		Total Valuation Grade (B) Exceptions:	48

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.